Leases	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases

8. Leases:
Nomura as lessor
Nomura leases office buildings and aircrafts in Japan and overseas either as head lessor or through subleases. These leases and subleases are primarily classified as operating leases. The related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within
Other assets-Office buildings, land, equipment and facilities
.
The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31
	2022			2023
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥354	¥(292)	¥62	¥21	¥—	¥21
Aircraft	10,373	(688)	9,685	49,472	(741)	48,731

Total	¥10,727	¥(980)	¥9,747	¥49,493	¥(741)	¥48,752

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.
Nomura recognized lease income of ¥1,878 million, ¥3,653 million and ¥1,795 million for the years ended March 31, 2021, 2022 and 2023, respectively. These are included in the consolidated statements of income within
Revenue—Other
.
The following table presents an analysis of future undiscounted lease payments receivable in connection with noncancellable operating leases entered into by Nomura as lessor over the remaining lease term as of March 31, 2023. Amounts in connection with finance leases were not significant.

Millions of yen
March 31, 2023
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥3,830
1 to 2 years	3,830
2 to 3 years	3,830
3 to 4 years	3,830
4 to 5 years	3,830
More than 5 years	26,193

Total	¥45,343

Nomura as lessee
Nomura enters into leases of office space, residential facilities for employees, motor vehicles, equipment and technology assets in the ordinary course of business in both Japan and overseas as lessee. These arrangements predominantly consist of operating leases. Separately Nomura subleases certain real estate and equipment through operating lease arrangements. The total carrying values of right-of-use (“ROU”) assets recognized in connection with operating leases as of March 31, 2022 and 2023 were ¥175,422 million and ¥170,993 million, respectively. The total carrying values of ROU asset
s
recognized in connection with finance leases as of March 31, 2022 and 2023 were not significant. These lease assets are reported within
Other assets-Office buildings, land, equipment and facilities in the consolidated balance sheets.
The following table presents income and expense amounts recognized through the consolidated statements of income for leases where Nomura is acting as lessee for the year ended March 31, 2021, 2022 and 2023. Amounts recognized in the consolidated statements of income in respect of finance lease cost, short-term lease cost, variable lease cost and net gains (losses) on qualifying sale and leaseback transactions were not significant during the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Lease expense:
Operating lease costs	¥49,168	¥47,643	¥47,268

Other income and expenses:
Gross sublease income (1)	¥4,638	¥3,464	¥1,658

(1)	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.
Lease cash flow information
Lease payments made in cash in connection with operating leases are classified as operating activity in the consolidated statements of cash flows. The initial recognition of ROU assets and lease liabilities on lease commencement date represents noncash transactions.
The following table presents cash payments made by Nomura as lessee which meet the definition of lease payments and therefore have been included in the measurement of operating lease liabilities recorded under operating cash flows and the total amount of ROU assets and lease liabilities recognized during the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Operating cash flows for operating leases	¥47,584	¥46,565	¥44,689
ROU assets recognized in connection with new operating leases	¥41,279	¥32,208	¥36,032
Maturity analysis of lease liabilities
The following table presents an analysis of future undiscounted lease payments under operating leases entered into by Nomura as lessee over the remaining lease term as of March 31, 2023 and also represents a reconciliation between total of such lease payments and the discounted carrying value of operating lease liabilities recognized in the consolidated balance sheets as of March 31, 2023. Finance lease liabilities were not significant as of March 31, 2023. These lease liabilities are reported within
Other liabilities
in the consolidated balance sheets.

Millions of yen
March 31, 2023
Operating leases
Years of payment
Less than 1 year	¥44,455
1 to 2 years	35,801
2 to 3 years	28,421
3 to 4 years	22,986
4 to 5 years	19,488
More than 5 years	52,747

Total undiscounted lease payments	¥203,898
Less: Impact of discounting	(10,015)

Lease liabilities as reported in the consolidated balance sheets	¥193,883

The following table presents the weighted-average discount rate used to measure lease liabilities and the weighted-av erage r
emaining lease term of operating leases as of March 31, 2022 and 2023.

	Year ended March 31
	2022	2023
	Operating leases	Operating leases
Weighted-average discount rate used to measure lease liabilities	1.4%	1.5%
Weighted-average remaining lease term	7.2 years	6.5 years